Note 5 - Goodwill (Details Textual)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Statement Line Items [Line Items]
Number of operating segments	1
Goodwill at end of period	$ 4,869,841	$ 4,869,841
Impairment loss recognised in profit or loss, goodwill	0	$ 0
Accumulated impairment [member]
Statement Line Items [Line Items]
Goodwill at end of period	$ 0